Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

4. Acquisitions

During the year ended December 31, 2014, we closed five transactions supporting our entry into the urgent and primary care market. A summary of the acquisitions is as follows:

Business Acquired	State	Sites	Date of Closing
CorrectMed	Georgia	2	May 8, 2014
Bay Walk-In Clinic	Florida	2	August 29, 2014
Mid-South Urgent Care	Alabama	3	September 12, 2014
MedHelp	Georgia	1	October 31, 2014
Stat Medical Care	Virginia	2	December 31, 2014
The following table provides certain pro forma financial information for the Company as if the acquisition of CorrectMed had occurred on January 1, 2014. Pro forma information for Bay Walk-In, Mid-South Urgent Care, MedHelp, and Stat Medical Care was not included since it was impracticable to obtain, due to the financial reporting approaches utilized by the prior owners of the businesses.

	Six months ended June 30,
	2015	2014
Net revenue
Ancillary network	$11,347	$10,505
Urgent and primary care	5,026	1,598
Total net revenue	16,373	12,103
Net loss	$(7,020)	$(3,102)
Basic net (loss) per common share	$(1.03)	$(0.51)
Diluted net (loss) per common share	$(1.14)	$(0.51)

3. Acquisitions

During the year ended December 31, 2014, we entered into five transactions supporting our entry into the urgent and primary care market. A summary of the acquisitions is as follows (in thousands):

Business Acquired	State	Sites		Date of Closing	Purchase Price
CorrectMed	Georgia	2		8-May-14	$2,649
Bay Walk-In Clinic	Florida	2		29-Aug-14	2,024
Mid-South Urgent Care	Alabama	3	*	12-Sep-14	1,554
MedHelp	Georgia	1		31-Oct-14	880
Stat Medical Care	Virginia	2		31-Dec-14	1,379
Total					$8,486

*	At the time of closing of this transaction, the seller had two operating centers; the third center in Springville, Alabama, was under development at time of closing.
Each of these businesses has been included in our results since the date of closing. Because we did not engage in the urgent and primary care business until May 2014, our annual operating results are not comparable to prior year periods.
On May 8, 2014, our wholly-owned subsidiary, ACSH Urgent Care of Georgia, LLC, or ACSH Georgia, purchased from CorrectMed, LLC and other sellers substantially all of the assets and assumed certain liabilities used in the operation of two urgent care centers located in Locust Grove, Georgia and Decatur, Georgia.
On August 29, 2014, our wholly-owned subsidiary, ACSH Urgent Care of Florida, LLC, or ACSH Florida, purchased from Bay Walk-In Clinic, Inc. and other sellers substantially all the assets used in the operation of two urgent care centers located in Panama City and Panama City Beach, Florida.
On September 12, 2014, our wholly-owned subsidiary, ACSH Urgent Care Holdings, LLC or ACSH Urgent Care, purchased from Jason C. Junkins, M.D. all of the issued and outstanding shares of common stock of Mid-South Urgent Care, Inc. On the acquisition date, this entity operated two urgent care centers in Rainbow City and Hueytown, Alabama. A third clinic in Springville, Alabama, that was under development on the acquisition date, was opened in the fourth quarter of 2014.
On October 31, 2014, our wholly-owned subsidiary, ACSH Georgia purchased from Thinh D. Nguyen, M.D. and Han C. Phan all of the outstanding membership units of MedHelp, LLC, which operates an urgent-care center in Alpharetta, Georgia.
On December 31, 2014, our wholly-owned subsidiary, ACSH Urgent Care of Virginia, LLC or ACSH Virginia, purchased from Stat Medical Care, P.C. and other sellers substantially all of the assets and assumed certain liabilities used in the operation of two urgent care centers located in Fairfax and Gainesville, Virginia.
In each of these transactions, a portion of the purchase price was paid in cash on the closing date, and the remainder of the purchase prices was paid by issuing promissory notes to the sellers. See Note 6 — Lines of Credit, Promissory Notes, and Notes Payable. After closing certain transactions, various working capital and other adjustments were made to the purchase price in the manner and amount set forth in the purchase agreements. We also recorded valuation adjustments to the promissory notes to reflect differences between the notes’ stated interest rates and market interest rates on the acquisition dates.
The following table provides a detailed breakdown of the purchase price that was paid in each acquisition:

	CorrectMed	Bay Walk-In Clinic	Mid-South Urgent Care	MedHelp	Stat Medical Care	Total
Cash consideration in purchase agreement*	$2,180	$1,500	$1,350	$780	$1,328	$7,138
Adjustments on closing date	4	—	34	13	—	51
Cash consideration, as adjusted	2,184	1,500	1,384	793	1,328	7,189
Deferred consideration in purchase agreement	500	700	150	100	50	1,500
Adjustments for working capital	(46)	(170)	15	(15)	—	(216)
Valuation adjustments to promissory notes	11	(6)	5	2	1	13
Deferred consideration, as adjusted	465	524	170	87	51	1,297
Total Purchase Price	$2,649	$2,024	$1,554	$880	$1,379	$8,486

*	$268,000 was due to seller, Stat Medical Care, as of December 31, 2014.
The assets and liabilities of the acquired business were recorded in the Company’s consolidated financial statements at their estimated fair values as of the acquisition date. The excess value of the consideration paid over the fair value of assets acquired and liabilities assumed is recorded as goodwill. Goodwill arising from the acquisition consists largely from a trained workforce in place and expected synergies that we expect to receive by combining the operations of multiple urgent and primary care businesses.
A summary of the assets acquired and liabilities assumed is as follows:

Acquisition Activity
	CorrectMed	Bay Walk-In Clinic	Mid-South Urgent Care	MedHelp	Stat Medical Care	Total
Accounts receivable	$221	$153	$147	$28	$81	$630
Other current assets	48	—	32	37	—	117
Property and equipment	1,325	63	1,205	180	211	2,984
Identifiable intangible assets	110	97	105	600	60	972
Goodwill	1,871	1,788	1,437	44	1,042	6,182
Total assets acquired	3,575	2,101	2,926	889	1,394	10,885
Liabilities assumed	(926)	(77)	(1,227)	(9)	(15)	(2,254)
Deferred tax liability	—	—	(145)	—	—	(145)
Net assets acquired	$2,649	$2,024	$1,554	$880	$1,379	$8,486
The goodwill and other identifiable intangible assets generated from the CorrectMed, Bay Walk-In, MedHelp, and Stat Medical Care transactions are deductible for federal income tax purposes. The goodwill and other identifiable intangible assets generated from the Mid-South Urgent Care transaction are not deductible for federal income tax purposes. We recorded a deferred tax liability of approximately $145,000 related to the non-deductibility and the basis differences on acquired assets. As a result, our deferred tax asset valuation allowance was reduced by $145,000, which is reflected as a reduction in the income tax expense on the Consolidated Statements of Operations for the year ended December 31, 2014.
The accounts receivable balance for Stat Medical Care is a preliminary amount and any adjustment in 2015 will result in a revision to goodwill.
Approximately $333,000 of transaction costs were expensed related to these acquisitions during the year ended December 31, 2014.
The following table provides certain pro forma financial information for the Company, as if the acquisition of CorrectMed had occurred on January 1, 2013. Pro forma information for Bay Walk-In, Mid-South Urgent Care, MedHelp, and Stat Medical Care was not included since it was impracticable to obtain, due to the financial reporting approach utilized by the prior owners of the businesses.

	Year Ended December 31,
	2014	2013
Net revenue
Ancillary	$23,146	$26,751
Urgent and primary care	3,268	3,654
Total net revenue	26,414	30,405
Net loss	$(7,020)	$(4,921)
Loss per basic and diluted common share	$(1.10)	$(0.86)
Using net revenue on a cash basis for all acquisitions, our total pro forma urgent and primary care net revenue was $7,678,000 and $6,949,000 for the years ended December 31, 2014 and 2013, respectively.
The following table provides net revenues since acquisition for the period ending December 31, 2014.

2014
CorrectMed	$2,144
Bay Walk-In Clinic	719
Mid-South Urgent Care	875
MedHelp	168
Stat Medical Care	—
Total	$3,906